LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Long-Term Debt, Net
Long-term debt, net consisted of the following:

	December 31,
	2020	2019
Senior Notes
2017 4.875% Senior Notes, due 2025 (net of unamortized deferred financing costs and original issue premiums of $16,583 and $19,827, respectively)	$983,417	$980,173
2019 5.250% Senior Notes, due 2026 (net of unamortized deferred financing costs of $4,529 and $5,948, respectively)	495,471	494,052
2019 5.625% Senior Notes, due 2027 (net of unamortized deferred financing costs of $5,686 and $7,298, respectively)	594,314	592,702
2019 5.375% Senior Notes, due 2029 (net of unamortized deferred financing costs of $7,991 and $8,992, respectively)	892,009	891,008
2020 5.750% Senior Notes, due 2028 (net of unamortized deferred financing costs and original issue premiums of $4,519)	845,481	—
2019 7.250% Studio City Notes, due 2024 (net of unamortized deferred financing costs of $6,165 and $7,829, respectively)	593,835	592,171
2020 6.000% SC Notes, due 2025 (net of unamortized deferred financing costs of $4,566)	495,434	—
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $4,738)	495,262	—
2016 7.250% SC Secured Notes, due 2021 (net of unamortized deferred financing costs of $7,211)	—	842,789

Credit Facilities
2015 Credit Facilities (net of unamortized deferred financing costs of nil and $42, respectively) (1)	129	1,108
2020 Credit Facilities (2)	249,910	—
2016 Studio City Credit Facilities (3)	129	128

	5,645,391	4,394,131
Current portion of long-term debt (net of unamortized deferred financing costs of $5)	—	(146)

	$5,645,391	$4,393,985

Notes
(1)
As of December 31, 2020 and 2019, the unamortized deferred financing costs related to the 2015 Revolving Credit Facility of the 2015 Credit Facilities of nil

and $3,097

are included in prepaid expenses and other current assets in the accompanying consolidated balance sheets, respectively.

(2)
As of December 31, 2020, the unamortized deferred financing costs related to the revolving credit facility of the 2020 Credit Facilities of $43,593 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheet.

(3)
As of December 31, 2020 and 2019, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $440

and $885

are included in long-term prepayments, deposits and other assets, in the accompanying consolidated balance sheets, respectively.

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs and Original Issue Premium)
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2020 are as follows:

Year ending December 31,
2021	$—
2022	129
2023	—
2024	600,000
2025	1,749,910
Over 2025	3,350,129

$5,700,168